Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net revenue:
Product revenues	$ 3,544,000	$ 2,093,000
License, royalty and other revenues	265,000	227,000
Total net revenues	3,809,000	2,320,000
Cost of goods sold	1,517,000	1,026,000
Gross margin	2,292,000	1,294,000
Operating expenses:
Research and development	1,002,000	1,079,000
Depreciation and amortization	218,000	230,000
Selling, general and administrative	3,298,000	2,854,000
Total operating expenses	4,518,000	4,163,000
Loss from operations	(2,226,000)	(2,869,000)
Interest expense	(302,000)	(172,000)
Interest income	4,000	5,000
Other income (expense), net	(74,000)	4,000
Loss before income taxes	(2,598,000)	(3,032,000)
Income tax benefit	1,789,000
Net loss	(809,000)	(3,032,000)
Other comprehensive income (loss), foreign currency translation adjustments, net of tax	10,000	(4,000)
Total comprehensive loss	$ (799,000)	$ (3,036,000)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.06)
Weighted average common shares outstanding, basic and diluted	52,935,728	48,583,165